Vanguard® Intermediate-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (99.7%)
United States Treasury Note/Bond	7.500%	11/15/24	6,573	7,856
United States Treasury Note/Bond	1.375%	1/31/25	155,385	157,716
United States Treasury Note/Bond	2.000%	2/15/25	140,363	145,188
United States Treasury Note/Bond	7.625%	2/15/25	3,300	4,002
United States Treasury Note/Bond	1.125%	2/28/25	174,590	175,736
United States Treasury Note/Bond	2.750%	2/28/25	73,698	78,051
United States Treasury Note/Bond	0.500%	3/31/25	143,415	141,398
United States Treasury Note/Bond	2.625%	3/31/25	60,157	63,494
United States Treasury Note/Bond	0.375%	4/30/25	147,640	144,756
United States Treasury Note/Bond	2.875%	4/30/25	37,274	39,685
United States Treasury Note/Bond	2.125%	5/15/25	188,820	196,343
United States Treasury Note/Bond	0.250%	5/31/25	174,820	170,450
United States Treasury Note/Bond	2.875%	5/31/25	73,355	78,169
United States Treasury Note/Bond	0.250%	6/30/25	183,715	178,950
United States Treasury Note/Bond	2.750%	6/30/25	54,225	57,589
United States Treasury Note/Bond	0.250%	7/31/25	83,100	80,841
United States Treasury Note/Bond	2.875%	7/31/25	116,355	124,209
United States Treasury Note/Bond	2.000%	8/15/25	170,950	177,147
United States Treasury Note/Bond	6.875%	8/15/25	23,898	28,995
United States Treasury Note/Bond	0.250%	8/31/25	174,755	169,785
United States Treasury Note/Bond	2.750%	8/31/25	86,945	92,488
United States Treasury Note/Bond	0.250%	9/30/25	108,910	105,779
United States Treasury Note/Bond	3.000%	9/30/25	59,245	63,642
United States Treasury Note/Bond	0.250%	10/31/25	80,809	78,334
United States Treasury Note/Bond	3.000%	10/31/25	74,440	80,046
United States Treasury Note/Bond	2.250%	11/15/25	188,575	197,356
United States Treasury Note/Bond	0.375%	11/30/25	207,640	201,995
United States Treasury Note/Bond	2.875%	11/30/25	89,645	96,074
United States Treasury Note/Bond	0.375%	12/31/25	64,835	63,032
United States Treasury Note/Bond	2.625%	12/31/25	59,920	63,674
United States Treasury Note/Bond	0.375%	1/31/26	96,205	93,409
United States Treasury Note/Bond	2.625%	1/31/26	94,465	100,428
United States Treasury Note/Bond	1.625%	2/15/26	204,290	208,823
United States Treasury Note/Bond	0.500%	2/28/26	201,410	196,438
United States Treasury Note/Bond	2.500%	2/28/26	425	450
United States Treasury Note/Bond	0.750%	3/31/26	67,880	66,862
United States Treasury Note/Bond	2.250%	3/31/26	125,525	131,605
United States Treasury Note/Bond	0.750%	4/30/26	102,260	100,646
United States Treasury Note/Bond	2.375%	4/30/26	92,905	97,986
United States Treasury Note/Bond	1.625%	5/15/26	199,005	203,420
United States Treasury Note/Bond	0.750%	5/31/26	118,560	116,633

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.125%	5/31/26	54,973	57,412
United States Treasury Note/Bond	0.875%	6/30/26	92,710	91,667
United States Treasury Note/Bond	1.875%	6/30/26	83,800	86,628
United States Treasury Note/Bond	0.625%	7/31/26	60,165	58,764
United States Treasury Note/Bond	1.875%	7/31/26	144,430	149,350
United States Treasury Note/Bond	1.500%	8/15/26	207,902	211,410
United States Treasury Note/Bond	6.750%	8/15/26	5,954	7,477
United States Treasury Note/Bond	0.750%	8/31/26	162,825	159,899
United States Treasury Note/Bond	1.375%	8/31/26	27,410	27,718
United States Treasury Note/Bond	0.875%	9/30/26	60,555	59,779
United States Treasury Note/Bond	1.625%	9/30/26	63,049	64,507
United States Treasury Note/Bond	1.125%	10/31/26	55,285	55,207
United States Treasury Note/Bond	1.625%	10/31/26	134,150	137,273
United States Treasury Note/Bond	2.000%	11/15/26	230,240	239,737
United States Treasury Note/Bond	6.500%	11/15/26	8,000	10,050
United States Treasury Note/Bond	1.250%	11/30/26	141,280	141,920
United States Treasury Note/Bond	1.625%	11/30/26	69,290	70,925
United States Treasury Note/Bond	1.750%	12/31/26	61,485	63,330
United States Treasury Note/Bond	1.500%	1/31/27	111,415	113,330
United States Treasury Note/Bond	2.250%	2/15/27	178,442	188,061
United States Treasury Note/Bond	6.625%	2/15/27	3,015	3,838
United States Treasury Note/Bond	1.125%	2/28/27	35,329	35,235
United States Treasury Note/Bond	0.625%	3/31/27	112,190	108,965
United States Treasury Note/Bond	0.500%	4/30/27	100,935	97,245
United States Treasury Note/Bond	2.375%	5/15/27	216,945	230,301
United States Treasury Note/Bond	0.500%	5/31/27	103,895	99,918
United States Treasury Note/Bond	0.500%	6/30/27	100,435	96,543
United States Treasury Note/Bond	0.375%	7/31/27	140,800	134,332
United States Treasury Note/Bond	2.250%	8/15/27	196,404	207,206
United States Treasury Note/Bond	6.375%	8/15/27	3,000	3,848
United States Treasury Note/Bond	0.500%	8/31/27	174,100	166,891
United States Treasury Note/Bond	0.375%	9/30/27	147,790	140,516
United States Treasury Note/Bond	0.500%	10/31/27	96,855	92,618
United States Treasury Note/Bond	2.250%	11/15/27	166,950	176,393
United States Treasury Note/Bond	6.125%	11/15/27	11,800	15,095
United States Treasury Note/Bond	0.625%	11/30/27	179,150	172,404
United States Treasury Note/Bond	0.625%	12/31/27	100,917	97,038
United States Treasury Note/Bond	0.750%	1/31/28	161,490	156,292
United States Treasury Note/Bond	2.750%	2/15/28	115,665	125,804
United States Treasury Note/Bond	1.125%	2/29/28	210,640	208,665
United States Treasury Note/Bond	1.250%	3/31/28	132,700	132,202
United States Treasury Note/Bond	1.250%	4/30/28	115,748	115,260
United States Treasury Note/Bond	2.875%	5/15/28	135,212	148,226
United States Treasury Note/Bond	1.250%	5/31/28	192,310	191,409
United States Treasury Note/Bond	1.250%	6/30/28	111,885	111,238
United States Treasury Note/Bond	1.000%	7/31/28	105,720	103,341
United States Treasury Note/Bond	2.875%	8/15/28	242,563	266,516
United States Treasury Note/Bond	5.500%	8/15/28	24,837	31,419
United States Treasury Note/Bond	1.125%	8/31/28	156,705	154,330
United States Treasury Note/Bond	1.250%	9/30/28	78,000	77,427
United States Treasury Note/Bond	1.375%	10/31/28	96,990	97,035
United States Treasury Note/Bond	3.125%	11/15/28	196,193	219,307
United States Treasury Note/Bond	5.250%	11/15/28	27,450	34,570
United States Treasury Note/Bond	1.500%	11/30/28	153,025	154,364
United States Treasury Note/Bond	2.625%	2/15/29	220,850	239,933
United States Treasury Note/Bond	5.250%	2/15/29	33,007	41,816
United States Treasury Note/Bond	2.375%	5/15/29	184,499	197,529
United States Treasury Note/Bond	1.625%	8/15/29	176,808	180,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	6.125%	8/15/29	17,520	23,641
	United States Treasury Note/Bond	1.750%	11/15/29	140,905	145,044
	United States Treasury Note/Bond	1.500%	2/15/30	210,218	212,189
	United States Treasury Note/Bond	0.625%	5/15/30	286,960	269,384
	United States Treasury Note/Bond	6.250%	5/15/30	5,000	6,950
	United States Treasury Note/Bond	0.625%	8/15/30	341,190	319,546
	United States Treasury Note/Bond	0.875%	11/15/30	310,235	296,662
	United States Treasury Note/Bond	1.125%	2/15/31	337,555	329,644
	United States Treasury Note/Bond	1.625%	5/15/31	306,080	312,106
	United States Treasury Note/Bond	1.250%	8/15/31	256,710	252,659
	United States Treasury Note/Bond	1.375%	11/15/31	108,895	108,248
Total U.S. Government and Agency Obligations (Cost $13,755,940)					13,715,355
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund (Cost $34,651)	0.077%		346,511	34,651
Total Investments (100.0%) (Cost $13,790,591)					13,750,006
Other Assets and Liabilities—Net (0.0%)					6,554
Net Assets (100%)					13,756,560
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	13,715,355	—	13,715,355
Temporary Cash Investments	34,651	—	—	34,651
Total	34,651	13,715,355	—	13,750,006